Document and Entity Information	Jul. 23, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2020
Entity Registrant Name	M&T BANK CORPORATION
Entity Central Index Key	0000036270
Entity Emerging Growth Company	false
Entity File Number	1-9861
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	16-0968385
Entity Address, Address Line One	One M&T Plaza
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	(716)
Local Phone Number	635-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.50 par value
Trading Symbol	MTB
Security Exchange Name	NYSE